Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money market fund	$345,034,536	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$28,548,750	$—	$—
Derivative warrant liabilities—Private placement warrants	$—	$—	$20,742,670

Schedule of the key inputs measured at fair value
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	February 12, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.87	$10.95
Volatility	20.0%	33.9%
Term	5.0	5.05
Risk-free rate	0.50%	1.26%

Schedule of the change in the fair value of derivative liabilities
The change in the fair value of derivative liabilities, measured using Level 3 inputs, for the period ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$—
Issuance of Public and Private Warrants	23,027,500
Transfer of Public Warrants to Level 1	(9,660,000)
Change in fair value of derivative warrant liabilities	7,375,170

Derivative warrant liabilities at December 31, 2021	$20,742,670